Subsequent Events	9 Months Ended
Sep. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	Subsequent EventsOn November 9, 2026, the Company entered into a Tender Offer and Post-Offer Cooperation Agreement with DoubleU Games, its controlling shareholder (the “Agreement”), pursuant to which DoubleU Games has commenced a tender offer to acquire all of the outstanding ADSs of the Company not owned by DoubleU Games and its affiliates at a price of US$16.25 per ADS in cash, without interest and less any applicable withholding taxes (the “Offer”). The Company’s Board of Directors, following the recommendation of a special committee of independent and disinterested directors, has unanimously approved the Agreement and the transactions contemplated thereby and determined to recommend that holders of ADSs accept the Offer and tender their ADSs. The Offer is subject to various conditions, including a minimum tender condition and a majority-of-the-minority condition, as described in the Offer documents. If the Offer is completed, DoubleU Games intends to acquire the remaining common shares (including shares represented by ADSs) of the Company through a subsequent transaction under the Korean Commercial Act to make the Company a wholly-owned subsidiary. If the tender conditions are not satisfied, the Offer may be extended or terminated. As of the date on which these financial statements were authorized for issuance, the Offer has commenced and is continuing, and its financial effect, if any, could not be reasonably estimated.